Trade and other payables	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Statements [Line Items]
Trade and other payables
15	Trade and other payables

	2021 € ‘000s	2020 € ‘000s
Trade payables	77,651	75,249
Other taxation and social security	9,835	3,196
Other payables	1,106	2,132
Accruals	58,761	62,732

	147,353	143,309

Management considers that the carrying amount of trade and other payables approximates their fair value.
All amounts included in trade and other payables are repayable on demand, non-interest
bearing and are not secured on the assets of the Group.

Parent [member]
Statements [Line Items]
Trade and other payables
7	Trade and other payables

2021
€
Trade payables	3,187
Accruals	907,063

910,250

Management considers that the carrying amount of trade and other payables approximates their fair value.
All amounts included in trade and other payables are repayable on demand, non-interest
bearing and are not secured.